Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Weighted Average Shares and Adjusted Weighted Average Shares

The weighted average number of ordinary shares for the purposes of diluted earnings per share reconciles to the weighted average number of ordinary shares used in the calculation of basic earnings per share as follows:

	2017	2016

Weighted average number of ordinary shares used in the calculation of basic earnings per share	753,565	716,587
Diluted impact of stock options	-	6

Weighted average number of ordinary shares used in the calculation of diluted earnings per share	753,565	716,593